Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Stock-Based Compensation
Schedule of stock option activity

		Weighted
		Average	Weighted-
		Exercise	Average
	Number	Price Per	Remaining	Aggregated
	of Shares	Share	Contractual Life	Intrinsic Value
			(in years)	(in thousands)
Options outstanding, September 30, 2022	42,764,264	$0.26
Recapitalization	(33,006,982)	$0.89
Options outstanding, September 30, 2022	9,757,282	$1.15
Granted	123,280	$4.15
Exercised	(1,233,943)	$0.50
Forfeited	(627,655)	$1.58
Options outstanding, March 31, 2023	8,018,964	$1.27	7.02	$5,271
Options Exercisable, March 31, 2023	5,489,117	$0.72	6.22	$4,444
Vested and expected to vest after March 31, 2023	8,023,213	$1.27	7.02	$5,275

Schedule of stock-based compensation expense

	Three Months Ended March 31,		Six Months Ended March 31,
	2023	2022	2023	2022

	(in thousands)		(in thousands)
Cost of revenue	$31	$4	$99	$9
Research and development expenses	159	48	379	108
Sales and marketing expenses	38	15	142	35
General and administrative expenses	13	32	237	76
Total stock-based compensation expense	$241	$99	$857	$228

Mariadb Corporation Ab
Stock-Based Compensation
Schedule of stock option activity

		Weighted	Weighted-
		Average	Average
		Exercise	Remaining	Aggregated
	Number of	Price Per	Contractual	Intrinsic
	Shares	Share	Life	Value
			(in years)	(in thousands)
Options outstanding, September 30, 2021(1)	47,156,876	$0.13
Granted	10,053,674	$0.81
Exercised	(9,657,581)	$0.09
Forfeited	(4,788,705)	$0.48
Options outstanding, September 30, 2022	42,764,264	$0.24	7.69	$26,907
Options Exercisable, September 30, 2022	25,951,862	$0.11	6.81	$19,655
Vested and expected to vest after September 30, 2022	41,954,393	$0.24	7.69	$26,338
(1)	The options outstanding as of September 30, 2021 have been reduced by 1,106,511 options to reflect miscellaneous prior period true up adjustments.

Schedule of fair valuation assumptions for stock options

	Year Ended September 30,
	2022		2021
		Weighted		Weighted
	Range	Average	Range	Average
Dividend yield (%)	0%-0%	0%	0%-0%	0%
Expected volatility (%)	43.21%-46.94%	44.87%	40.19%-57.16%	41.71%
Risk–free interest rate (%)	1.17%-3.27%	2.81%	0.06%-1.39%	0.83%
Expected life of stock options (years)	5.00-7.02	6.01	0.10-7.50	5.98
Fair value of common stock ($)	$0.32-$0.87	$0.81	$0.20-$0.20	$0.20

Schedule of stock-based compensation expense

	Year Ended
	September 30,
	2022	2021

	(in thousands)
Cost of revenue	$143	$13
Research and development expenses	687	187
Sales and marketing expenses	383	81
General and administrative expenses	657	237
Total stock-based compensation expense	$1,870	$518